Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 18,920	$ 26,674
Restricted deposit	236	241
Trade receivables, net	250
Inventories	439	714
Other accounts receivable and prepaid expenses	490	393
Total current assets	20,335	28,022
Non-current assets:
Restricted deposit	113	57
Operating lease right-of-use assets	3,398	3,070
Property and equipment, net	2,561	2,789
Intangible assets, net	159	188
Total non-current assets	6,231	6,104
Total assets	26,566	34,126
Current liabilities:
Trade payables	1,138	980
Operating lease liabilities	789	624
Accrued liabilities and other	1,314	1,647
Total current liabilities	3,241	3,251
Non-current liabilities:
Operating lease liabilities	2,596	2,535
Total non-current liabilities	2,596	2,535
Total liabilities	5,837	5,786
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of June 30, 2024 (unaudited) and December 31, 2023; issued and outstanding: 11,454,512 and 11,452,672 ordinary shares as of June 30, 2024 (unaudited) and December 31, 2023, respectively	4,983	4,982
Additional paid in capital	121,861	121,068
Accumulated other comprehensive loss	(969)	(969)
Accumulated deficit	(105,146)	(96,741)
Total shareholders’ equity	20,729	28,340
Total liabilities and shareholders’ equity	$ 26,566	$ 34,126